Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Long-term Purchase Commitments
The quantified obligations are based on the FERC authorized rates, which are subject to change.

Demand Charge Obligations (Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Firm transportation service	$142,586	$138,528	$134,357	$126,484	$122,375	$595,779	$1,260,109
Firm storage service	8,822	4,134	1,574	1,574	1,574	6,225	23,903
Total	$151,408	$142,662	$135,931	$128,058	$123,949	$602,004	$1,284,012
The following table summarizes the Company’s estimated obligations for service contracts through the terms of its existing contracts.

Service Contract Obligations (Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Energy production service contracts [1]	$28,815	$24,968	$25,873	$31,843	$10,437	$53,669	$175,605
Information technology service contracts	22,374	13,951	—	—	—	—	36,325
Automated meter reading system 2	19,340	20,513	21,161	21,897	14,198	109,069	206,178
Total	$70,529	$59,432	$47,034	$53,740	$24,635	$162,738	$418,108
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1.
Energy production service contracts include operations and maintenance contracts on Mint Farm, Wild Horse, Goldendale electric generating facility (Goldendale), Hopkins Ridge, Frederickson 1, Sumas and Lower Snake River facilities.

2.	Automated meter reading system contractual obligation is the service component of the Landis and Gyr contract.
These contracts have varying terms and may include escalation and termination provisions.

(Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Columbia River projects	$72,634	$71,336	$73,039	$74,888	$74,407	$683,436	$1,049,740
Other utilities	135,481	75,994	52,432	47,982	40,544	264,981	617,414
Non-utility generators	2,814	3,555	4,277	5,227	2,981	—	18,854
Total	$210,929	$150,885	$129,748	$128,097	$117,932	$948,417	$1,686,008